Summary of Significant Accounting Policies - Schedule of Tangible Assets Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2017
IT Equipment [Member]
Statement Line Items [Line Items]
Estimated useful life of assets	3 years, straight-line
Fixtures and Equipment [Member]
Statement Line Items [Line Items]
Estimated useful life of assets	4 years, straight-line
Office and Laboratory Facilities [Member]
Statement Line Items [Line Items]
Estimated useful life of assets	10 years, straight-line
Laboratory Devices [Member]
Statement Line Items [Line Items]
Estimated useful life of assets	13 years, straight-line